LoCorr Dynamic Equity Fund
Schedule of Investments
September 30, 2021 (Unaudited)

		Shares	Value
COMMON STOCKS: 74.28%
Advertising: 0.19%
DKSH Holding AG (b)		423	$33,247
Publicis Groupe SA (b)		156	10,528
			43,775
Aerospace & Defense: 0.18%
Kawasaki Heavy Industries Ltd. (b)		1,800	42,164

Agriculture: 1.30%
Bunge Ltd. - ADR (b)		517	42,042
Turning Point Brands, Inc.		5,436	259,569
			301,611
Airlines: 2.83%
Allegiant Travel Co. (a)		3,363	657,400

Apparel: 0.33%
Hermes International (b)		26	36,035
Puma SE (b)		371	41,436
			77,471
Auto Manufacturers: 0.22%
Isuzu Motors Ltd. (b)		900	11,912
Tesla Motors, Inc. (a)		50	38,774
			50,686
Banks: 5.18%
Aozora Bank Ltd. (b)		1,600	39,377
Banco BPM SpA (b)		9,511	29,933
Banco de Sabadell SA (a)(b)		43,471	36,537
Bank of America Corp.		365	15,494
Comerica, Inc.		1,078	86,779
Israel Discount Bank Ltd. (a)(b)		1,225	6,505
JPMorgan Chase & Co.		173	28,319
Regions Financial Corp.		1,599	34,075
State Street Corp.		501	42,445
Wells Fargo & Co.		17,152	796,024
Zions Bancorporation		1,415	87,574
			1,203,062
Beverages: 1.02%
Celsius Holdings, Inc. (a)		392	35,315
Coca-Cola HBC AG (b)		1,187	38,369
Molson Coors Beverage Co.		3,527	163,582
			237,266
Biotechnology: 0.31%
Evolus, Inc. (a)		5,346	40,737
Harvard Bioscience, Inc. (a)		4,535	31,654
			72,391
Building Materials: 0.78%
AGC, Inc. (b)		700	36,354
Lennox International, Inc.		137	40,301
LIXIL Group Corp. (b)		1,300	38,021
Louisiana-Pacific Corp.		665	40,811
Wienerberger AG (b)		764	25,788
			181,275
Chemicals: 1.42%
Air Water, Inc. (b)		2,500	40,276
FMC Corp.		2,786	255,086
Sumitomo Chemical Co. Ltd. (b)		6,500	34,166
			329,528
Coal: 0.19%
Peabody Energy Corp. (a)		2,960	43,778

Commercial Services: 1.06%
AMERCO		55	35,532
Brambles Ltd. (b)		4,979	38,767
Bureau Veritas SA (b)		1,331	41,180
Gartner, Inc. (a)		128	38,897
PayPal Holdings, Inc. (a)		52	13,531
Sohgo Security Services Co. Ltd. (b)		800	36,300
TechnoPro Holdings, Inc. (b)		1,400	42,580
			246,787
Computers: 1.39%
Apple, Inc.		1,101	155,791
Computershare Ltd. (b)		2,762	36,382
Dell Technologies, Inc. (a)		321	33,397
HP, Inc.		1,354	37,045
Seagate Technology Holdings PLC - ADR (b)		396	32,678
TietoEVRY Oyj (b)		928	27,949
			323,242
Cosmetics & Personal Care: 1.29%
Colgate-Palmolive Co.		429	32,424
Coty, Inc. (a)		26,292	206,655
Inter Parfums, Inc.		577	43,142
Procter & Gamble Company		122	17,056
			299,277
Distribution/Wholesale: 0.66%
IAA, Inc. (a)		80	4,365
Inchcape PLC (b)		3,661	40,005
Sojitz Corp. (b)		2,380	39,348
Sumitomo Corp. (b)		2,200	31,262
Toyota Tsusho Corp. (b)		900	38,452
			153,432
Diversified Financial Services: 6.78%
Credit Acceptance Corp. (a)		2,137	1,250,786
Evercore Partners, Inc.		236	31,546
IG Group Holdings PLC (b)		2,710	29,376
LendingClub Corp. (a)		1,461	41,259
Mastercard, Inc.		41	14,255
PennyMac Financial Services, Inc.		1,300	79,469
SLM Corp.		1,799	31,662
SWK Holdings Corp. (a)		2,227	40,464
Virtus Investment Partners, Inc.		116	35,997
Visa, Inc.		89	19,825
			1,574,639
Electric: 0.62%
AES Corp. VA		921	21,026
CMS Energy Corp.		555	33,150
NRG Energy, Inc.		967	39,483
PPL Corp.		427	11,905
Vistra Energy Corp.		2,284	39,056
			144,620
Electrical Components & Equipment: 0.15%
Universal Display Corp.		208	35,560

Electronics: 2.22%
Arrow Electronics, Inc. (a)		274	30,767
Flex Ltd. - ADR (a)(b)		9,367	165,609
SCREEN Holdings Co. Ltd. (b)		400	34,539
Spectris PLC (b)		691	36,041
Taiyo Yuden Co. Ltd. (b)		600	35,635
Trimble, Inc. (a)		501	41,207
Vontier Corp.		4,005	134,568
Waters Corp. (a)		103	36,802
			515,168
Energy-Alternate Sources: 0.18%
Enphase Energy, Inc. (a)		278	41,692

Engineering & Construction: 6.49%
Ackermans & Van Haaren NV (b)		168	28,976
Alten SA (b)		177	26,059
COMSYS Holdings Corp. (b)		1,400	37,096
Downer EDI Ltd. (b)		8,866	41,407
Dycom Industries, Inc. (a)		1,221	86,984
Frontdoor, Inc. (a)		17,395	728,851
Kyowa Exeo Corp. (b)		1,600	39,520
MasTec, Inc. (a)		5,655	487,913
Singapore Technologies Engineering Ltd. (b)		10,600	29,744
			1,506,550
Entertainment: 1.07%
Golden Entertainment, Inc. (a)		765	37,554
Red Rock Resorts, Inc. (a)		799	40,925
Vail Resorts, Inc. (a)		508	169,697
			248,176
Food: 1.30%
Ajinomoto Co, Inc. (b)		1,300	38,616
Axfood AB (b)		1,258	30,134
BellRing Brands, Inc. (a)		1,254	38,561
Chocoladefabriken Lindt & Spruengli AG (b)		3	33,543
Glanbia PLC (b)		880	14,516
Greggs PLC (b)		990	39,324
J Sainsbury PLC (b)		2,437	9,371
Kewpie Corp. (b)		1,600	39,031
Marks & Spencer Group PLC (a)(b)		16,375	40,487
Nestle SA (b)		150	18,139
			301,722
Gas: 0.15%
Hong Kong & China Gas Co. Ltd. (b)		22,250	33,727

Healthcare-Products: 1.59%
Apria, Inc. (a)		1,151	42,760
Cutera, Inc. (a)		885	41,241
Demant AS (a)(b)		801	40,374
Getinge AB (b)		1,025	40,956
IDEXX Laboratories, Inc. (a)		55	34,204
Inogen, Inc. (a)		895	38,565
Nihon Kohden Corp. (b)		1,100	37,558
Thermo Fisher Scientific, Inc.		17	9,713
Utah Medical Products, Inc.		445	41,314
Varex Imaging Corp. (a)		1,496	42,187
			368,872
Healthcare-Services: 0.44%
Medibank Pvt Ltd. (b)		15,527	40,299
Sonic Healthcare Ltd. (b)		1,425	41,888
UnitedHealth Group, Inc.		50	19,537
			101,724
Holding Companies - Divers: 0.43%
Black Spade Acquisition Co. - ADR (a)(b)		5,300	52,576
Mission Advancement Corp. (a)		4,912	47,745
			100,321
Home Builders: 0.55%
Bellway PLC (b)		558	24,653
Haseko Corp. (b)		2,800	37,763
NVR, Inc. (a)		5	23,970
Vistry Group Plc (b)		2,495	41,081
			127,467
Home Furnishings: 0.86%
GN Store Nord AS (b)		353	24,474
Howden Joinery Group PLC (b)		3,283	39,626
Rational AG (b)		38	35,856
			99,956
Insurance: 0.51%
Allstate Corp.		244	31,064
Berkshire Hathaway, Inc. (a)		68	18,560
Challenger Ltd. (b)		8,884	40,334
Storebrand ASA (b)		2,960	28,334
			118,292
Internet: 5.71%
Alphabet, Inc. (a)		20	53,306
Alphabet, Inc. (a)		53	141,697
Amazon.com, Inc. (a)		30	98,551
Bumble, Inc. (a)		203	10,146
Chewy, Inc. (a)		523	35,622
comScore, Inc. (a)		269	1,049
Facebook, Inc. (a)		408	138,471
FireEye, Inc. (a)		18,325	326,185
Lyft, Inc. (a)		1,575	84,404
Magnite, Inc. (a)		1,131	31,668
Netflix, Inc. (a)		18	10,986
Opendoor Technologies, Inc. (a)		4,543	93,268
Roku, Inc. (a)		119	37,289
Shopify, Inc. (a)(b)		7	9,501
Snap, Inc. (a)		2,909	214,888
Yelp, Inc. (a)		1,075	40,033
			1,327,064
Investment Companies: 0.13%
Sofina SA (b)		78	31,008

Iron & Steel: 0.30%
ArcelorMittal SA (b)		1,426	43,707
BlueScope Steel Ltd. (b)		1,763	26,128
			69,835
Leisure Time: 0.13%
Yamaha Motor Co. Ltd. (b)		1,100	30,837

Lodging: 0.38%
Full House Resorts, Inc. (a)		8,233	87,352

Machinery - Construction & Mining: 0.31%
Manitowoc Co., Inc. (a)		1,524	32,644
Terex Corp.		935	39,364
			72,008
Machinery - Diversified: 0.88%
Agrify Corp. (a)		1,751	32,464
Bucher Industries AG (b)		81	38,764
CNH Industrial NV (b)		1,197	20,382
Crane Co.		357	33,847
Ebara Corp. (b)		800	39,894
Sumitomo Heavy Industries Ltd. (b)		1,500	39,638
			204,989
Media: 4.57%
Comcast Corp.		201	11,242
DISH Network Corp. (a)		4,729	205,522
Entravision Communications Corp.		5,613	39,852
News Corporation		5,668	133,368
Nexstar Broadcasting Group, Inc.		3,507	532,924
Nordic Entertainment Group AB (a)(b)		749	40,554
Pearson PLC (b)		4,396	42,161
ProSiebenSat.1 Media SE (b)		2,221	40,803
Walt Disney Co. (a)		85	14,380
			1,060,806
Metal Fabricate & Hardware: 0.21%
MISUMI Group, Inc. (b)		900	38,452
Ryerson Holding Corp.		462	10,289
			48,741
Mining: 0.34%
Gatos Silver, Inc. (a)		6,755	78,561

Miscellaneous Manufacturing: 0.48%
AMMO, Inc. (a)		4,883	30,030
Nikon Corp. (b)		3,500	39,310
Textron, Inc.		586	40,909
			110,249
Office & Business Equipment: 0.16%
Seiko Epson Corp. (b)		1,800	36,535

Oil & Gas: 0.85%
APA Corp.		4,131	88,527
Exxon Mobil Corp.		181	10,646
Helmerich & Payne, Inc.		2,985	81,819
Marathon Petroleum Corp.		280	17,307
			198,299
Packaging & Containers: 0.47%
O-I Glass, Inc. (a)		5,670	80,911
Sealed Air Corp.		519	28,436
			109,347
Pharmaceuticals: 2.20%
Antares Pharma, Inc. (a)		9,748	35,483
Bausch Health Cos, Inc. - ADR (a)(b)		4,889	136,159
Cardinal Health, Inc.		204	10,090
Galenica AG (b)		585	41,366
Johnson & Johnson		145	23,418
Medipal Holdings Corp. (b)		1,600	30,319
Pfizer, Inc.		239	10,279
Roche Holding AG (b)		32	11,741
Rohto Pharmaceutical Co. Ltd. (b)		1,300	40,065
Viatris, Inc.		12,715	172,288
			511,208
Private Equity: 0.12%
Intermediate Capital Group PLC (b)		1,037	28,574

Real Estate: 0.18%
Sino Land Co. Ltd. (b)		2,000	2,692
Tokyo Tatemono Co. Ltd. (b)		2,400	38,255
			40,947
Retail: 4.13%
AutoZone, Inc. (a)		21	35,658
Bloomin’ Brands, Inc. (a)		6,862	171,550
BlueLinx Holdings, Inc. (a)		701	34,265
Caleres, Inc.		1,592	35,374
Chow Tai Fook Jewellery Group Ltd. (b)		21,000	40,195
Domino’s Pizza Inc		88	41,973
Foot Locker, Inc.		455	20,775
Grafton Group PLC (b)		2,342	40,234
Home Depot, Inc.		55	18,054
HUGO BOSS AG (b)		551	33,240
Kingfisher PLC (b)		5,884	26,678
Lawson, Inc. (b)		800	39,391
Macy’s, Inc.		1,688	38,149
Reece Ltd. (b)		2,611	36,110
Texas Roadhouse, Inc.		380	34,705
Tilly’s, Inc.		2,281	31,957
Ulta Beauty, Inc. (a)		692	249,757
Yamada Holdings Co. Ltd. (b)		7,400	31,250
			959,315
Semiconductors: 0.47%
ASML Holding NV (b)		22	16,460
Kulicke & Soffa Industries, Inc.		656	38,232
NVIDIA Corp.		152	31,488
Power Integrations, Inc.		238	23,559
			109,739
Software: 8.40%
Activision Blizzard, Inc.		3,420	264,674
Adobe Systems, Inc. (a)		22	12,666
Avid Technology, Inc. (a)		1,449	41,905
Capcom Co. Ltd. (b)		1,400	39,058
Castlight Health, Inc. (a)		17,460	27,412
Computer Programs and Systems, Inc. (a)		1,051	37,269
Media and Games Invest SE (a)(b)		95,568	556,825
Microsoft Corp.		476	134,194
Paycom Software, Inc. (a)		71	35,198
salesforce.com, Inc. (a)		814	220,773
SS&C Technologies Holdings, Inc.		3,972	275,657
Take-Two Interactive Software, Inc. (a)		1,768	272,396
Veeva Systems, Inc. (a)		118	34,004
			1,952,031
Telecommunications: 2.05%
Arista Networks, Inc. (a)		97	33,333
AT&T, Inc.		9,607	259,485
Cisco Systems, Inc.		202	10,995
Extreme Networks, Inc. (a)		3,362	33,116
Motorola Solutions, Inc.		145	33,686
SES SA (b)		4	36
Vonage Holdings Corp. (a)		6,511	104,957
			475,608
Transportation: 0.55%
ComfortDelGro Corp. Ltd. (b)		7,600	8,452
Nippon Express Co. Ltd. (b)		400	27,746
Royal Mail PLC (b)		6,329	35,919
Sankyu, Inc. (b)		500	23,271
SITC International Holdings Co. Ltd. (b)		9,000	32,314
			127,702
TOTAL COMMON STOCKS (Cost $15,872,511)			17,252,386

REAL ESTATE INVESTMENT TRUSTS: 3.79%
Cedar Realty Trust, Inc.		1,971	42,751
Derwent London PLC (b)		846	39,418
Invitation Homes, Inc.		1,021	39,135
Japan Logistics Fund, Inc. (b)		13	38,663
Japan Prime Realty Investment Corp. (b)		8	29,112
Kenedix Office Investment Corp. (b)		6	41,349
Kimco Realty Corp.		14,955	310,316
Mori Hills REIT Investment Corp. (b)		19	25,778
Park Hotels & Resorts, Inc. (a)		12,621	241,566
RPT Realty		3,267	41,687
Tritax Big Box REIT PLC (b)		10,981	31,456
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $886,405)			881,231

WARRANT: 0.00% *
Mission Advancement Corp., Exercise Price: $11.50, 03/05/2026 (Acquired 03/03/2021, Cost $973) (a)		1,624	942
TOTAL WARRANT (Cost $973)			942

SHORT TERM INVESTMENT: 15.80%
MONEY MARKET FUND: 15.80%
STIT-Government & Agency Portfolio, Institutional Class, 0.03% (c)		3,669,740	3,669,740
TOTAL MONEY MARKET FUND (Cost $3,669,740)			3,669,740
TOTAL SHORT TERM INVESTMENT (Cost $3,669,740)			3,669,740

TOTAL INVESTMENTS (Cost $20,429,629): 93.87%			21,804,299
Other Assets in Excess of Liabilities: 6.13% (d)			1,423,787
TOTAL NET ASSETS: 100.00%			$23,228,086

(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2021.
(d)	Includes assets pledged as collateral for securities sold short and derivative instruments. At September 30, 2021, the value of these assets total $6,087,990.

*	Amount rounds to less than 0.005% of net assets.

ADR	American Depositary Reciept
PLC	Public Limited Company

LoCorr Dynamic Equity Fund
Schedule of Securities Sold Short
September 30, 2021 (Unaudited)

		Shares	Value
COMMON STOCKS: (15.29)%
Advertising: (0.17)%
National CineMedia, Inc.		(10,963)	$(39,028)

Aerospace & Defense: (0.26)%
Boeing Co. (a)		(112)	(24,633)
Safran SA (b)		(284)	(36,075)
			(60,708)
Agriculture: (0.08)%
British American Tobacco PLC (b)		(518)	(18,175)

Airlines: (0.40)%
Air Canada (a)		(590)	(10,774)
ANA Holdings, Inc. (a)(b)		(1,600)	(41,770)
Japan Airlines Co. Ltd. (a)(b)		(1,700)	(40,707)
			(93,251)
Apparel: (0.15)%
Adidas AG (b)		(112)	(35,262)

Banks: (1.03)%
Goldman Sachs Group, Inc.		(333)	(125,884)
JPMorgan Chase & Co.		(692)	(113,273)
			(239,157)
Beverages: (0.14)%
National Beverage Corp.		(607)	(31,861)

Chemicals: (0.56)%
Eastman Chemical Co.		(420)	(42,311)
Ecolab, Inc.		(104)	(21,696)
International Flavors & Fragrances, Inc.		(198)	(26,477)
Nippon Paint Holdings Co. Ltd. (b)		(3,700)	(40,459)
			(130,943)
Commercial Services: (0.33)%
Adecco Group AG (b)		(742)	(37,436)
ADT, Inc.		(4,799)	(38,824)
			(76,260)
Computers: (0.16)%
Atos SE (b)		(714)	(38,169)

Cosmetics & Personal Care: (0.31)%
Essity AB (b)		(281)	(8,731)
Estee Lauder Cos., Inc.		(128)	(38,391)
Kao Corp. (b)		(200)	(11,959)
Shiseido Co. Ltd. (b)		(200)	(13,544)
			(72,625)
Distribution/Wholesale: (0.36)%
Fastenal Company		(1,600)	(82,576)

Diversified Financial Services: (1.29)%
American Express Co.		(793)	(132,851)
Nomura Holdings, Inc. (b)		(6,100)	(30,342)
T Rowe Price Group, Inc.		(522)	(102,677)
Tokyo Century Corp. (b)		(600)	(34,126)
			(299,996)
Electric: (0.32)%
PG&E Corp. (a)		(3,964)	(38,054)
Tokyo Electric Power Co. Holdings, Inc. (a)(b)		(12,700)	(36,516)
			(74,570)
Electronics: (0.09)%
GoPro, Inc. (a)		(2,268)	(21,228)

Energy - Alternate Sources: (0.43)%
Ballard Power Systems, Inc. (a)(b)		(2,724)	(38,238)
Sunrun, Inc. (a)		(579)	(25,476)
Vestas Wind System (b)		(927)	(37,181)
			(100,895)
Engineering & Construction: (0.66)%
Aeroports de Paris (a)(b)		(256)	(32,797)
HomeServe PLC (b)		(2,349)	(28,628)
Japan Airport Terminal Co. Ltd. (a)(b)		(800)	(39,678)
Obayashi Corp. (b)		(1,800)	(15,025)
SWECO AB (b)		(2,298)	(36,277)
			(152,405)
Entertainment: (0.21)%
CTS Eventim AG & Co. KGaA (a)(b)		(197)	(14,901)
Oriental Land Co. Ltd./Japan (b)		(200)	(32,580)
			(47,481)
Food: (0.20)%
Kraft Heinz Co.		(240)	(8,837)
Ocado Group PLC (a)(b)		(1,670)	(37,409)
			(46,246)
Food Service: (0.26)%
Compass Group PLC (a)(b)		(1,185)	(24,333)
Sodexo SA (a)(b)		(399)	(35,024)
			(59,357)
Healthcare-Products: (0.16)%
Ambu (b)		(1,224)	(36,196)

Healthcare-Services: (0.12)%
Teladoc, Inc. (a)		(222)	(28,152)

Home Builders: (0.17)%
Tri Pointe Homes, Inc. (a)		(1,921)	(40,379)

Housewares: (0.16)%
Reckitt Benckiser Group PLC (b)		(469)	(36,842)

Insurance: (0.67)%
Hiscox Ltd. (b)		(2,632)	(29,775)
Kinsale Capital Group, Inc.		(179)	(28,944)
Lemonade, Inc. (a)		(435)	(29,149)
Prudential PLC (b)		(1,463)	(28,682)
United Insurance Holdings Corp.		(10,813)	(39,251)
			(155,801)
Internet: (0.83)%
Angi, Inc. (a)		(3,304)	(40,771)
Delivery Hero SE (a)(b)		(268)	(34,288)
Rakuten, Inc. (b)		(4,000)	(38,852)
Trainline PLC (a)(b)		(8,054)	(38,134)
Wayfair, Inc. (a)		(159)	(40,626)
			(192,671)
Lodging: (0.94)%
City Developments Ltd. (b)		(7,300)	(37,151)
Hilton Worldwide Holdings, Inc. (a)		(928)	(122,598)
Las Vegas Sands Corp. (a)		(600)	(21,960)
Marriott International, Inc. MD (a)		(251)	(37,171)
			(218,880)
Machinery - Construction & Mining: (0.17)%
Siemens Energy AG (a)(b)		(1,455)	(39,152)

Machinery - Diversified: (0.29)%
Daifuku Co. Ltd. (b)		(300)	(28,357)
Eastman Kodak Co. (a)		(5,641)	(38,415)
			(66,772)
Miscellaneous Manufacturing: (0.25)%
Alstom SA (b)		(1,041)	(39,612)
LiqTech International, Inc. (a)		(3,455)	(18,933)
			(58,545)
Oil & Gas: (0.10)%
Hess Corp.		(290)	(22,652)

Pharmaceuticals: (0.45)%
Daiichi Sankyo Co. Ltd. (b)		(1,300)	(34,803)
Pacira Pharmaceuticals, Inc. (a)		(716)	(40,096)
Viatris, Inc.		(2,169)	(29,390)
			(104,289)
Private Equity: (0.18)%
KKR & Co., Inc.		(682)	(41,520)

Real Estate: (0.48)%
Fathom Holdings, Inc. (a)		(1,389)	(37,086)
Relo Group, Inc. (b)		(1,100)	(22,950)
Sumitomo Realty & Development Co. Ltd. (b)		(300)	(11,017)
Wharf Real Estate Investment Co. Ltd. (b)		(8,000)	(41,415)
			(112,468)
Retail: (0.56)%
Carvana Co. (a)		(138)	(41,613)
Citi Trends, Inc. (a)		(580)	(42,317)
lululemon athletica, Inc. (a)		(114)	(46,136)
			(130,066)
Software: (0.59)%
Micro Focus International PLC (b)		(5,736)	(31,664)
Nexon Co. Ltd. (b)		(1,500)	(24,354)
Oracle Corp Japan (b)		(400)	(35,294)
Snowflake, Inc. (a)		(117)	(35,384)
TeamViewer AG (a)(b)		(334)	(9,823)
			(136,519)
Telecommunications: (0.15)%
SoftBank Group Corp. (b)		(600)	(34,934)

Transportation: (1.61)%
Central Japan Railway Co. (b)		(200)	(32,122)
East Japan Railway Co. (b)		(600)	(42,277)
Keihan Holdings Co. Ltd. (b)		(1,400)	(40,505)
Keio Corp. (b)		(700)	(37,675)
Keisei Electric Railway Co. Ltd. (b)		(1,200)	(40,056)
Kintetsu Group Holdings Co. Ltd. (a)(b)		(1,100)	(37,311)
MTR Corp Ltd. (b)		(7,000)	(37,767)
Odakyu Electric Railway Co. Ltd. (b)		(1,700)	(39,607)
Tobu Railway Co. Ltd. (b)		(1,000)	(27,090)
West Japan Railway Co. (b)		(800)	(40,577)
			(374,987)
TOTAL COMMON STOCKS (Proceeds $3,640,875)			(3,551,018)

REAL ESTATE INVESTMENT TRUSTS: (0.49)%
Ashford Hospitality Trust, Inc. (a)		(2,561)	(37,698)
Boston Properties, Inc.		(77)	(8,343)
Invincible Investment Corp. (b)		(70)	(27,611)
Seritage Growth Properties (a)		(2,678)	(39,715)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $113,615)			(113,367)
TOTAL SECURITIES SOLD SHORT (Proceeds $3,754,490): (15.78%)			$(3,664,385)

Percentages are stated as a percent of net assets.

(a)	Non-dividend expense producing security.
(b)	Foreign issued security.

ADR	American Depositary Reciept
PLC	Public Limited Company

LoCorr Dynamic Equity Fund
Schedule of Open Future Contract
September 30, 2021 (Unaudited)

					Value
Description	Number of Contracts Purchased	Settlement Month-Year	Current Notional Amount	Notional Amount At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contract:
S&P 500 E-Mini Index	29	Dec-21	$6,231,738	$6,276,753	$-	$(45,015)
Total Purchase Contract					-	(45,015)
Total Future Contract					$-	$(45,015)
Net Unrealized Depreciation						$(45,015)

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2021 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ‘‘Fund’’ and collectively the ‘‘Funds’’) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.
Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.
Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Dynamic Equity Fund’s investments, securities sold short and other financial instruments as of September 30, 2021:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$17,252,386	$-	$-	$17,252,386
Real Estate Investment Trusts	881,231	-	-	881,231
Warrant	942			942
Short Term Investment	3,669,740	-	-	3,669,740
Total Investments	$21,804,299	$-	$-	$21,804,299

Securities Sold Short
Common Stocks	$(3,551,018)	$-	$-	$(3,551,018)
Real Estate Investment Trusts	(113,367)	-	-	(113,367)
Total Securities Sold Short	$(3,664,385)	$-	$-	$(3,664,385)

Other Financial Instrument*
Futures Contract
Long	$(45,015)	$-	$-	$(45,015)
Total Futures Contract	$(45,015)	$-	$-	$(45,015)

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.

*The fair value of the Fund’s other financial instruments represent the net unrealized depreciation at September 30, 2021.

The LoCorr Dynamic Equity Fund did not hold any Level 3 assets during the period.